Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 7.0	$ 6.7
Share-based payments	4.6	5.2
Amounts payable, related party transactions	$ 11.6	$ 11.9